                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:    June 30, 2003
                                               -------------------


Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.): [ ]  is a restatement.
                                       [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Hocky Management Company, LLC
          ---------------------------------
Address:  100 South Bedford Road, Suite 110
          ---------------------------------
          Mt. Kisco, NY  10549
          ---------------------------------


Form 13F File Number:  28-05549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     David Sachs
Title:    Managing Member
Phone:    (914) 244-4100

Signature, Place, and Date of Signing:

        /s/ David Sachs                Mt. Kisco, New York        August 4, 2003
-------------------------------        -------------------        --------------
          [Signature]                      [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                    0
                                                 -----------

Form 13F Information Table Entry Total:               48
                                                 -----------

Form 13F Information Table Value Total:           $ 180,268
                                                 -----------
                                                 (thousands)




List of Other Included Managers:

None





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
                                                                                                   INVESTMENT
NAME OF ISSUER                TITLE OF CLASS  CUSIP     MARKET VALUE  SHARES/PRN AMT SH/PRN PUT    MANAGERS SOLE   SHARED    NONE
                                                        * 1000                              /CALL  DISCRETION
APTARGROUP INC                 COMMON STOCK   038336103          6091         169200 SH            SOLE            162600     6600
BANK OF NEW YORK CO INC        COMMON STOCK   064057102          2996         104200 SH            SOLE            100100     4100
CLEAN HARBORS INC              COMMON STOCK   184496107          2117         222400 SH            SOLE            214000     8400
CLEAR CHANNEL COMMUNICATIONS   COMMON STOCK   184502102          1696          40000 SH            SOLE             39000     1000
COMCAST CORPORATION            COMMON STOCK   20030N200          4978         171700 SH            SOLE            165600     6100
CROMPTON CORP                  COMMON STOCK   227116100          1501         212900 SH            SOLE            204400     8500
DST SYSTEMS INC-DEL            COMMON STOCK   233326107          5882         154800 SH            SOLE            148300     6500
DUN & BRADSTREET CORP          COMMON STOCK   26483E100          3600          87600 SH            SOLE             83600     4000
EASTMAN CHEMICAL CO            COMMON STOCK   277432100          1584          50000 SH            SOLE             48000     2000
FLEETBOSTON FINL CORP          COMMON STOCK   339030108          3571         120200 SH            SOLE            115200     5000
FLOWERS FOODS INC              COMMON STOCK   343498101          2179         110250 SH            SOLE            105600     4650
FOOT LOCKER INC                COMMON STOCK   344849104          4638         350000 SH            SOLE            336000    14000
FOX ENTERTAINMENT GROUP INC    COMMON STOCK   35138T107          2878         100000 SH            SOLE             96100     3900
HCA - THE HEALTHCARE COMPANY   COMMON STOCK   404119109          5681         177300 SH            SOLE            169300     8000
HARRAHS ENTERTAINMENT INC      COMMON STOCK   413619107          4225         105000 SH            SOLE            100800     4200
INFORMATION HOLDINGS INC       COMMON STOCK   456727106          6256         342800 SH            SOLE            329200    13600
INTL FLAVORS & FRAGRANCES INC  COMMON STOCK   459506101          3991         125000 SH            SOLE            118900     6100
**ISHARES INC                  COMMON STOCK   464286871          1530         200000 SH            SOLE            192000     8000
KROGER CO                      COMMON STOCK   501044101          1468          88000 SH            SOLE             88000
LABORATORY CORP AMER HLDGS     COMMON STOCK   50540R409          4673         155000 SH            SOLE            148500     6500
LIBERTE INVESTORS INC          COMMON STOCK   530154103          4147         763700 SH            SOLE            730500    33200
LIBERTY MEDIA CORP SER A NEW   COMMON STOCK   530718105          6247         540377 SH            SOLE            518298    22079
LINENS N THINGS INC            COMMON STOCK   535679104          2125          90000 SH            SOLE             86400     3600
LOEWS CORP                     COMMON STOCK   540424108          3996          84500 SH            SOLE             81200     3300
LOWES CO INC                   COMMON STOCK   548661107          4295         100000 SH            SOLE             95800     4200
MICROSOFT CORP                 COMMON STOCK   594918104          1923          75000 SH            SOLE             72000     3000
MODEM MEDIA INC                COMMON STOCK   607533106          1678         421600 SH            SOLE            402300    19300
MOORE WALLACE INC              COMMON STOCK   615857109          6941         472800 SH            SOLE            453900    18900
NTL INC DEL                    COMMON STOCK   62940M104          2582          75000 SH            SOLE             72000     3000
OMNICARE INC                   COMMON STOCK   681904108          5069         150000 SH            SOLE            143700     6300
OVERTURE SERVICES INC          COMMON STOCK   69039R100          2810         155000 SH            SOLE            148800     6200
PMI GROUP INC                  COMMON STOCK   69344M101          5489         204500 SH            SOLE            195500     9000
PARTY CITY CORP                COMMON STOCK   702145103           649          62800 SH            SOLE             60000     2800
PFIZER INC                     COMMON STOCK   717081103          4200         123000 SH            SOLE            117800     5200
PROQUEST COMPANY               COMMON STOCK   74346P102           864          33500 SH            SOLE             31200     2300
QUEST DIAGNOSTICS INC          COMMON STOCK   74834L100          5423          85000 SH            SOLE             81600     3400
RESTORATION HARDWARE INC DEL   COMMON STOCK   760981100          2810         638600 SH            SOLE            611100    27500
ST PAUL COMPANIES INC          COMMON STOCK   792860108          4235         116000 SH            SOLE            111400     4600
SEALED AIR CORP NEW            COMMON STOCK   81211K100          5052         106000 SH            SOLE            101900     4100
SILGAN HOLDINGS INC            COMMON STOCK   827048109          4319         137500 SH            SOLE            132000     5500
***SKILLSOFT PLC               COMMON STOCK   830928107          4210         833700 SH            SOLE            800500    33200
***SONY CORP-ADR NEW           COMMON STOCK   835699307          4900         175000 SH            SOLE            168000     7000
TRIAD HOSPITAL INC             COMMON STOCK   89579K109          4023         162100 SH            SOLE            154200     7900
***TYCO INTERNATIONAL LTD      COMMON STOCK   902124106         10154         535000 SH            SOLE            513400    21600
***WPP GROUP PLC-SPONSORED ADR COMMON STOCK   929309300          3879          96800 SH            SOLE             93300     3500
YUM BRANDS INC                 COMMON STOCK   988498101          3006         101700 SH            SOLE             97100     4600
ZENITH NATIONAL INSURANCE CORP COMMON STOCK   989390109          1841          64600 SH            SOLE             61100     3500
***TRANSOCEAN INC              COMMON STOCK   G90078109          1867          85000 SH            SOLE             81600     3400

                                                               180268                              No. of Other Managers   0